Equity Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Billions	3 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Mar. 31, 2018	Sep. 30, 2017	Apr. 01, 2017	Oct. 01, 2016	Apr. 02, 2016
Dividends, Common Stock [Abstract]
Dividends paid, per share	$ 0.88	$ 0.84	$ 0.84	$ 0.78	$ 0.78	$ 0.71	$ 0.71
Dividends paid	$ 1.3	$ 1.2	$ 1.3	$ 1.2	$ 1.2	$ 1.1	$ 1.2